SCHEDULE OF MOVEMENT OF PRODUCT WARRANTY PROVISION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
Balance at beginning of period	$ 2,010,207	$ 2,925,070	$ 2,925,070	$ 3,438,160	$ 5,577,060
Warranty costs incurred	(38,229)	(35,019)	(172,851)	(1,205,002)	(2,013,794)
Provision for new warranties				42,176	256,433
Reversal for expired warranty	(153,845)		(674,122)
Foreign exchange adjustment	35,693	(67,087)	(67,890)	649,736	(381,539)
Balance at end of period	1,853,826	2,822,964	2,010,207	2,925,070	3,438,160
Less: Current portion	1,398,852	2,061,718	1,368,031	2,008,484	2,281,360
Non-current portion	$ 454,974	$ 761,246	$ 642,176	$ 916,586	$ 1,156,800